Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net income	$ (117,562)	$ (129,491)
Items not involving cash:
Depreciation of property and equipment	2,163	2,347
Amortization of intangible assets	0	2,033
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(28,983)	(3,498)
Decrease (increase) in investment tax credits	213,558	(59,009)
Decrease (increase) in prepaid expenses	3,586	3,365
Increase (decrease) in accounts payable	13,105	21,929
Increase (decrease) in accrued liabilities	(6,448)	(631)
Increase (decrease) in deferred rent	(692)	13,540
Increase (decrease) in deferred revenue	(28,299)	2,754
Cash flows provided by operating activities	50,428	(146,661)
INVESTING ACTIVITIES
Purchase of property and equipment
Purchase of investment		(20,042)
Cash flows used in investing activities		(20,042)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(2,711)	22,569
Increase in cash and cash equivalents	47,717	(144,134)
Cash and cash equivalents, beginning of period	472,317	1,028,381
Cash and cash equivalents, end of period	$ 520,034	$ 884,247